UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Moody, Aldrich, & Sullivan, LLC
Address: 	18 Sewall Street
         	Marblehead, MA  01945
13F File Number: 028-04634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	William B. Moody
Title:    	Principal
Phone:    	781-639-2750
Signature, Place, and Date of Signing:
    William B. Moody    Marblehead, MA    July 24, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT  AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934
WILLIAM B. MOODY

FORM 13F SUMMARY PAGE
Report Summary:  13FHR
Number of Other Included Managers:   	None
Form 13F Information Table Entry Total:   	57
Form 13F Information Table Value Total:   	$93,012,000
List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      835    27160 SH       SOLE                    25760              1400
AMB Property Corp              COM              00163T109     1583    56210 SH       SOLE                    53320              2890
AVX Corp                       COM              002444107     1167   106220 SH       SOLE                   100680              5540
Alcan Aluminum                 COM              013716105     1447    46230 SH       SOLE                    43875              2355
Allied Capital Corp            COM              01903Q108     2289    99106 SH       SOLE                    93959              5147
Amerada Hess Corp              COM              023551104      970    19720 SH       SOLE                    18700              1020
Annaly Mortgage                COM              035710409      904    45380 SH       SOLE                    42960              2420
Apache Corp                    COM              037411105     1933    29710 SH       SOLE                    27973              1737
Archer Daniels Mdlnd           COM              039483102     1405   109190 SH       SOLE                   103600              5590
Autodesk, Inc                  COM              052769106      916    56630 SH       SOLE                    53620              3010
Barrick Gold Corp              COM              067901108     1654    92430 SH       SOLE                    87780              4650
Bear Stearns Co Inc            COM              073902108     2383    32900 SH       SOLE                    31170              1730
Becton Dickinson               COM              075887109     2504    64450 SH       SOLE                    61100              3350
Best Buy Inc                   COM              086516101     1525    34720 SH       SOLE                    32870              1850
Capital One Financial          COM              14040H105     1434    29160 SH       SOLE                    27660              1500
Cincinnati Financial           COM              172062101     1443    38960 SH       SOLE                    36960              2000
Clorox Co                      COM              189054109     1487    34870 SH       SOLE                    33030              1840
ConAgra Foods Inc              COM              205887102     2265    95970 SH       SOLE                    90990              4980
Concord EFS Inc                COM              206197105     1311    89040 SH       SOLE                    84290              4750
Countrywide Finl Crp           COM              222372104     1509    21690 SH       SOLE                    20630              1060
E*Trade Inc                    COM              269246104     2581   303650 SH       SOLE                   287270             16380
Equity Office Prop             COM              294741103     1616    59825 SH       SOLE                    56715              3110
FedEx Corp                     COM              31428X106     1759    28355 SH       SOLE                    26855              1500
Franklin Resources             COM              354613101     2282    58400 SH       SOLE                    55390              3010
Grey Wolf Inc                  COM              397888108       48    11770 SH       SOLE                     6770              5000
Health Net Inc                 COM              42222G108     2998    90980 SH       SOLE                    86350              4630
Hon Industries Inc             COM              438092108     2876    94300 SH       SOLE                    89550              4750
Hubbell Inc Cl B               COM              443510201     2060    62240 SH       SOLE                    59010              3230
Jones Apparel Group            COM              480074103     2232    76290 SH       SOLE                    72470              3820
Key Energy Svcs                COM              492914106     2078   193800 SH       SOLE                   181050             12750
MBIA Inc                       COM              55262C100     1883    38635 SH       SOLE                    36670              1965
NVR, Inc.                      COM              62944T105     1230     2992 SH       SOLE                     2837               155
Nabors Industries              COM              G6359F103      857    21670 SH       SOLE                    20560              1110
Newell Rubbermaid              COM              651229106      822    29366 SH       SOLE                    27831              1535
Northeast Utilities            COM              664397106     1801   107590 SH       SOLE                   102040              5550
Nucor Corp                     COM              670346105     1062    21740 SH       SOLE                    20610              1130
PG&E                           COM              69331C108     1671    78999 SH       SOLE                    75037              3962
Placer Dome                    COM              725906101     1807   147300 SH       SOLE                   140020              7280
Popular Inc                    COM              733174106     2773    71960 SH       SOLE                    68260              3700
Progress Energy Inc            COM              743263105     1880    42830 SH       SOLE                    40640              2190
Progress Energy-CVO            COM              743263AA3        0    37900 SH       SOLE                    37570               330
RadioShack Corp                COM              750438103     1591    60480 SH       SOLE                    57240              3240
RenaissanceRe Hldgs            COM              G7496G103     2112    46390 SH       SOLE                    43950              2440
Sherwin-Williams               COM              824348106      855    31820 SH       SOLE                    30100              1720
Sierra Pacific Res             COM              826428104       73    12230 SH       SOLE                     7030              5200
Sungard Data Sys               COM              867363103     1524    58830 SH       SOLE                    55830              3000
Superior Indus Intl            COM              868168105     2512    60250 SH       SOLE                    56520              3730
Synovus Financial              COM              87161C105     1412    65670 SH       SOLE                    62270              3400
TJX Companies                  COM              872540109     1708    90680 SH       SOLE                    85960              4720
Teleflex Inc                   COM              879369106     2732    64200 SH       SOLE                    60950              3250
Tidewater Inc                  COM              886423102     2472    84170 SH       SOLE                    79770              4400
Trizec Properties Inc          COM              89687P107     1247   109673 SH       SOLE                   104791              4882
Varco Intl                     COM              922122106      895    45650 SH       SOLE                    43300              2350
Veritas Software               COM              923436109     1294    44890 SH       SOLE                    42490              2400
Waters Corp                    COM              941848103     1876    64400 SH       SOLE                    61050              3350
Wellpoint Health Net           COM              94973H108     2772    32886 SH       SOLE                    31156              1730
Winn-Dixie Stores              COM              974280109      657    53400 SH       SOLE                    50600              2800